ACQUISITION OBLIGATION (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 21, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 10, 2021
Business Acquisition [Line Items]
New shares issued				$ 243,000
Business combination consideration transferred			$ 1,633,000
Payments to acquire businesses gross			340,000
Note payable acquisition			$ 1,050,000
Asset impairment charges				$ 1,337,287
Common Stock [Member]
Business Acquisition [Line Items]
Stock issued for acquisition				9,000,000
New shares issued				$ 90
S And S Beverage Inc [Member]
Business Acquisition [Line Items]
Stock issued for acquisition	9,000,000		9,000,000	9,000,000
New shares issued				$ 243,000
Business combination consideration transferred	$ 1,050,000
Acquisition payments closed	400,000
Share price			$ 0.27		$ 2.00
Payments to acquire businesses gross		$ 5,147	$ 15,767	63,932
Note payable acquisition		$ 654,403	$ 659,550	$ 675,317
S And S Beverage Inc [Member] | Plan of Merger S and S [Member]
Business Acquisition [Line Items]
Business combination contingent consideration asset	89,249
S And S Beverage Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
New shares issued	$ 243,000